Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	WILSHIRE VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001026708
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
Wilshire 2015 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Suplement Text Block	wvit_ProspectusSupplementTextBlock

October 30, 2018

WILSHIRE VARIABLE INSURANCE TRUST

Wilshire 2015 Fund

Wilshire 2025 Fund

Wilshire 2035 Fund

(collectively, the “Funds”)

Supplement to the Summary Prospectuses and Prospectus of the Funds,

each dated May 1, 2018, as amended

With regard to each Fund, please replace the returns for the Wilshire 5000 IndexSM in the Average Annual Total Returns Table for the period ended December 31, 2017, as referenced in the section titled “Performance” in each Fund’s summary prospectus dated May 1, 2018, as amended, and the Funds’ prospectus dated May 1, 2018, as amended, with the updated information that follows.

Average Annual Total Returns (periods ended December 31, 2017)	1 year	5 years	10 years
Wilshire 5000 IndexSM (reflects no deduction for fees, expenses or taxes)	21.00%	15.67%	8.64%

If you have any questions regarding the Funds, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.

Wilshire 2025 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Suplement Text Block	wvit_ProspectusSupplementTextBlock

October 30, 2018

WILSHIRE VARIABLE INSURANCE TRUST

Wilshire 2015 Fund

Wilshire 2025 Fund

Wilshire 2035 Fund

(collectively, the “Funds”)

Supplement to the Summary Prospectuses and Prospectus of the Funds,

each dated May 1, 2018, as amended

With regard to each Fund, please replace the returns for the Wilshire 5000 IndexSM in the Average Annual Total Returns Table for the period ended December 31, 2017, as referenced in the section titled “Performance” in each Fund’s summary prospectus dated May 1, 2018, as amended, and the Funds’ prospectus dated May 1, 2018, as amended, with the updated information that follows.

Average Annual Total Returns (periods ended December 31, 2017)	1 year	5 years	10 years
Wilshire 5000 IndexSM (reflects no deduction for fees, expenses or taxes)	21.00%	15.67%	8.64%

If you have any questions regarding the Funds, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.

Wilshire 2035 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Suplement Text Block	wvit_ProspectusSupplementTextBlock

October 30, 2018

WILSHIRE VARIABLE INSURANCE TRUST

Wilshire 2015 Fund

Wilshire 2025 Fund

Wilshire 2035 Fund

(collectively, the “Funds”)

Supplement to the Summary Prospectuses and Prospectus of the Funds,

each dated May 1, 2018, as amended

With regard to each Fund, please replace the returns for the Wilshire 5000 IndexSM in the Average Annual Total Returns Table for the period ended December 31, 2017, as referenced in the section titled “Performance” in each Fund’s summary prospectus dated May 1, 2018, as amended, and the Funds’ prospectus dated May 1, 2018, as amended, with the updated information that follows.

Average Annual Total Returns (periods ended December 31, 2017)	1 year	5 years	10 years
Wilshire 5000 IndexSM (reflects no deduction for fees, expenses or taxes)	21.00%	15.67%	8.64%

If you have any questions regarding the Funds, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.